INCOME TAX AND SOCIAL CONTRIBUTION - Deferred income tax and social contributions by category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	R$ 15,078,352	R$ 1,385,990
Deferred tax assets	(3,355,170)
Tax loss carryforwards
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	12,784,666	9,429,496
Provision for litigation
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	7,044,354	3,835,152
Estimated loss in credits
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	2,508,922	782,071
Operational provisions
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	1,116,479	634,542
Impairment
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	583,704	178,506
Contractual Transmission assets
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(9,109,911)	(12,748,145)
Renegotiation of hydrological risk
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(642,641)	(828,508)
Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(293,599)	(301,060)
Financial instruments
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	1,209,858	(29,474)
Others
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(257,300)	254,315
Deferred tax assets on actuarial losses
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	627,041	584,594
Financial instruments at fair value
Temporary difference unused tax losses and unused tax credits
Net asset (liability)	(493,221)	(405,499)
Income tax
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	19,264,090	11,014,760
Deferred tax assets	(8,561,300)	(9,534,459)
Social contribution
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	9,644,530	4,801,139
Deferred tax assets	R$ (5,268,968)	R$ (4,895,450)